PRIMARY FUND, U.S. GOVERNMENT FUND AND U.S. TREASURY FUND
OF THE RESERVE FUND

Supplement Dated, October 7, 2004 to the
Prospectus Dated September 2, 2004

The table in the section “About the Funds - Fees & Expenses” entitled “U.S. Government Fund,” which appears on page 8 of the Prospectus, is amended by adding the following columns after the column headed “Class R”:

Class 95	Class 75	Class 70
None	None	None
None	None	None

0.75%	0.55%	0.50%
0.20%	0.20%	0.20%
0.00%	0.00%	0.00%

0.95%	0.75%	0.70%

The table in the section “About the Funds - Fees & Expenses” entitled “U.S. Treasury Fund,” which appears on page 9 of the Prospectus, is amended by adding the following columns after the column headed “Class R”:

Class 95	Class 75	Class 70
None	None	None
None	None	None

0.75%	0.55%	0.50%
0.20%	0.20%	0.20%
0.00%	0.00%	0.00%

0.95%	0.75%	0.70%

The table in the section “About the Funds - Fees & Expenses” entitled “Example:” which appears on page 10 of the Prospectus, is amended by adding the following rows in the section “U.S. Government Fund” following the row headed “Class R”:

Class 95	$100	$311	$540	$1,198
Class 75	$ 79	$246	$428	$ 955
Class 70	$ 74	$230	$400	$ 893

The table in the section “About the Funds - Fees & Expenses” entitled “Example:” which appears on page 10 of the Prospectus, is amended by adding the following rows in the section “U.S. Treasury Fund” following the row headed “Class R”:

Class 95	$100	$311	$540	$1,198
Class 75	$ 79	$246	$428	$ 955
Class 70	$ 74	$230	$400	$ 893